Notes to the consolidated financial statements - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the consolidated financial statements
Compensation for CMO/Materials transfer	€ 2,429	€ 35,393
Reimbursement claim	860	610
Sale of equipment	1,195	785
Grants and other reimbursements from government agencies and similar bodies	3,566	440	€ 66,394
Other	1,101	704	1,308
Total	€ 9,151	€ 37,932	€ 67,702